GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 468,808	$ 1,334,127	$ 4,344,532	$ 2,381,405
Ney cash used in operating activities	$ 326,932	$ 736,663	$ 2,036,911	$ 1,106,374